Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Matures within one year:
Corporate bonds	9,821	7	(9)	9,819
Government bonds	8,983	14	-	8,997
	18,804	21	(9)	18,816
Matures after one year:
Corporate bonds	64,033	574	(3)	64,604
Government bonds	8,815	157	-	8,972
	72,848	731	(3)	73,576
	91,652	752	(12)	92,392

Schedule of amortized cost and estimated fair value of marketable securities classified by the maturity date listed on the security
	December 31, 2023
	Amortized Cost	Fair Value
	U.S. Dollars (in thousands)
Due within one year	18,804	18,816
Due after one through five years	72,210	72,908
Due after five through ten years	638	668

Total marketable securities	91,652	92,392

Schedule of estimated fair value and gross unrealized holding losses of marketable securities, aggregated by investment instrument and period of time in an unrealized loss position
	In Unrealized Loss Position For Less Than 12 Months		In Unrealized Loss Position For Greater Than 12 Months
December 31, 2023	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss

Corporate bonds	2,786	(9)	2,368	(3)
Government bonds	-	-	-	-
	2,786	(9)	2,368	(3)